Intangible Assets, Net and Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net and Goodwill [Abstract]
Schedule of Intangible Assets, Net and Goodwil
	As of December 31,
	2025	2024
Carrying amount:
Trade names	$201	$201
Internal-use software	600	600
	$801	$801
Accumulated amortization:
Trade names	$194	$174
Internal-use software	338	138
	$532	$312

Intangible assets, net	$269	$489

Schedule of the Estimated Future Amortization Expense of Intangible Assets	As of December 31, 2025, the estimated future amortization expense of intangible assets is as follows:
2026	$207
2027	62
$269